Form N-1A Supplement	May 20, 2026
Monarch Blue Chips Core Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Monarch Blue Chips Core Index ETF

MBCC

a Series of Northern Lights Fund Trust IV

(the “Fund”)

Supplement dated May 20, 2026

to the Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”)

of the Fund dated June 30, 2025

Effective June 3, 2026:

●	The Fund’s name will change to “Monarch Blue Chips Elite Index ETF”;

●	The ticker symbol will change from “MBCC” to “MBCE”; and

●	The index that the Fund seeks to replicate will change to “Monarch Blue Chips Elite Index.”

Accordingly, effective June 3, 2026, all references to the Fund’s current name, ticker symbol and benchmark index in the Prospectus, Summary Prospectus and SAI are replaced in their entirety.

The following replaces the Fund’s Investment Objective on page 6 and 29 of the Prospectus and page 1 of the Summary Prospectus:

Investment Objective:

The Monarch Blue Chips Elite Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Elite Index (the “Index”).

The following replaces the first paragraph in the subsection Principal Investment Strategies on page 6 of the Prospectus and page 2 of the Summary Prospectus:

Principal Investment Strategies:

The Fund invests at least 80% of its total assets in financial instruments that, in total, have rate of return characteristics similar to the Index. The Index consists of established, well-recognized companies listed on the S&P 500 from a broad range of industries that demonstrate strength in the marketplace based on fundamental company data such as revenue, revenue growth, net income, and net income growth. Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that scores this fundamental company data of the companies listed on the S&P 500 to determine approximately 12 of the highest-scoring companies. These companies are typically equally weighted in the Index. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. The Fund may invest in the components of the Index or use derivatives, such as equity basket swaps where the Fund agrees to exchange the returns of a “basket” of assets with a counterparty, to replicate the returns of the Index.

The following replaces the third paragraph in the section Principal Investment Strategies on page 30 of the Prospectus:

Blue Chips Elite Index ETF

The Blue Chips Elite Index ETF is designed to track the Monarch Blue Chips Elite Index (the “Blue Chips Elite Index”). The Blue Chips Elite Index aims to rank U.S. large capitalization companies included in the S&P 500 Index. The Blue Chips Elite Index methodology involves fundamental metrics including, but not limited to, revenue, revenue growth, profit margin, profit margin growth, net income, net income growth and price to earnings ratios. Companies are assigned a rank for each metric. A proprietary weighting algorithm is then applied to achieve an overall score for each company. The underlying portfolio is then constructed from the top 12 names typically in an equally weighted fashion. Based on this approach, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. The Fund may invest in the component of the Index or use derivatives, such as equity basket swaps where the Fund agrees to exchange the returns of a “basket” of assets with a counterparty, to replicate the returns of the Index. The Blue Chips Elite Index and the Fund’s portfolio are updated quarterly as the core fundamental metrics are released.

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and SAI dated June 30, 2025, which provide information that you should know about the Fund before investing. The Fund’s Prospectus, SAI and Summary Prospectus have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.monarchfunds.com or by calling 1-541-291-4405.